Cover	Sep. 15, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39644
Entity Registrant Name	ARCHAEA ENERGY INC.
Entity Central Index Key	0001823766
Entity Tax Identification Number	85-1908962
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Technology Drive
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(346)
Local Phone Number	708-8272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LFG
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Trading Symbol	LFG WS
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rice Acquisition Corp.
Entity Address, Address Line Two	102 East Main Street
Entity Address, Address Line Three	Second Story
Entity Address, City or Town	Carnegie
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15106